CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2025
Construction Contracts [Abstract]
Schedule of contracts in progress

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Contract costs incurred to date	$12,052	$11,241
Profit recognized to date	191	203
	$12,243	$11,444
Less: progress billings	(12,544)	(11,692)
Contract work in progress (liability)	$(301)	$(248)
Comprising:
Amounts due from customers – work in progress	$109	$170
Amounts due to customers – creditors	(410)	(418)
Net work in progress	$(301)	$(248)